Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—100.1%
Communication Services—14.2%
Alphabet, Inc. Class A(1)	2,382	$3,491
Alphabet, Inc. Class C(1)	2,461	3,617
Comcast Corp. Class A	35,594	1,646
Facebook, Inc. Class A(1)	19,018	4,981
Netflix, Inc.(1)	4,849	2,425
Walt Disney Co. (The)	4,476	555
		16,715

Consumer Discretionary—15.7%
Amazon.com, Inc.(1)	3,472	10,932
Chipotle Mexican Grill, Inc.(1)	724	901
Home Depot, Inc. (The)	7,214	2,003
Las Vegas Sands Corp.	9,875	461
O’Reilly Automotive, Inc.(1)	4,075	1,879
Royal Caribbean Cruises Ltd.	9,285	601
TJX Cos., Inc. (The)	30,853	1,717
		18,494

Consumer Staples—4.2%
Colgate-Palmolive Co.	10,821	835
Costco Wholesale Corp.	7,063	2,507
Estee Lauder Cos., Inc. (The) Class A	7,437	1,623
		4,965

Financials—1.1%
American Express Co.	8,515	854
Goldman Sachs Group, Inc. (The)	2,224	447
		1,301

Health Care—12.8%
Alexion Pharmaceuticals, Inc.(1)	6,428	735
	Shares	Value

Health Care—continued
Becton Dickinson and Co.	1,781	$414
Bristol-Myers Squibb Co.	18,444	1,112
DexCom, Inc.(1)	3,440	1,418
Edwards Lifesciences Corp.(1)	22,646	1,808
Exact Sciences Corp.(1)	9,375	956
Insulet Corp.(1)	2,083	493
Intuitive Surgical, Inc.(1)	1,698	1,205
Mettler-Toledo International, Inc.(1)	1,234	1,192
Teladoc Health, Inc.(1)	5,332	1,169
Thermo Fisher Scientific, Inc.	1,776	784
UnitedHealth Group, Inc.	7,941	2,476
Vertex Pharmaceuticals, Inc.(1)	4,759	1,295
		15,057

Industrials—6.8%
Boeing Co. (The)	10,162	1,679
Deere & Co.	5,230	1,159
Emerson Electric Co.	8,312	545
Fair Isaac Corp.(1)	1,398	595
Honeywell International, Inc.	3,646	600
IHS Markit Ltd.	11,374	893
Knight-Swift Transportation Holdings, Inc.	27,617	1,124
Roper Technologies, Inc.	1,496	591
Waste Management, Inc.	6,707	759
		7,945

Information Technology—42.8%
Analog Devices, Inc.	5,960	696
Apple, Inc.	98,552	11,413
Applied Materials, Inc.	21,227	1,262
Autodesk, Inc.(1)	10,267	2,372
Avalara, Inc.(1)	6,165	785
Five9, Inc.(1)	4,777	619
	Shares	Value

Information Technology—continued
Mastercard, Inc. Class A	8,546	$2,890
Microsoft Corp.	58,926	12,394
NVIDIA Corp.	6,542	3,541
Paycom Software, Inc.(1)	2,381	741
QUALCOMM, Inc.	19,739	2,323
salesforce.com, Inc.(1)	9,882	2,484
Splunk, Inc.(1)	4,573	860
Twilio Inc. Class A(1)	2,153	532
Universal Display Corp.	5,383	973
Visa, Inc. Class A	24,444	4,888
Workday, Inc. Class A(1)	7,188	1,546
		50,319

Materials—1.4%
Air Products and Chemicals, Inc.	2,307	687
Vulcan Materials Co.	7,062	957
		1,644

Real Estate—1.1%
Equinix, Inc.	1,710	1,300
Total Common Stocks (Identified Cost $46,876)		117,740

Total Long-Term Investments—100.1% (Identified Cost $46,876)		117,740

TOTAL INVESTMENTS—100.1% (Identified Cost $46,876)		$117,740
Other assets and liabilities, net—(0.1)%		(95)
NET ASSETS—100.0%		$117,645

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$117,740	$117,740
Total Investments	$117,740	$117,740
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SILVANT LARGE-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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